Equity (Details 3) - Summary of stock option activity under stock option plan (Stock options, USD $)	6 Months Ended
Jun. 30, 2012
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at January 1, 2012	404,194
Issued	619,567
Exercised	(6,000)
Expired/Cancelled	(58,890)
Outstanding at June 30, 2012	958,871
Vested & Exercisable at June 30, 2012	342,296
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at January 1, 2012	$ 2.78
Issued	$ 3.85
Exercised	$ 1.33
Expired/Cancelled	$ 3.82
Outstanding at June 30, 2012	$ 3.42
Vested & Exercisable at June 30, 2012	$ 2.70
Outstanding at June 30, 2012	3 years 8 months
Vested & Exercisable at June 30, 2012	3 years 7 months
Outstanding at June 30, 2012	$ 104,750
Vested & Exercisable at June 30, 2012	$ 104,750